UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act File Number 811-6628

                           The Yacktman Funds, Inc.
                           ------------------------
              (Exact name of registrant as specified in charter)

                         1110 Lake Cook Road, Suite 385
                          Buffalo Grove, Illinois 60089
               (Address of principal executive offices) (Zip code)


                               Donald A. Yacktman
                          Yacktman Asset Management Co.
                         1110 Lake Cook Road, Suite 385
                          Buffalo Grove, Illinois 60089
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (847) 325-0707
                                                          --------------

                      Date of fiscal year end: December 31
                                               -----------
                    Date of reporting period: March 31, 2005
                                              --------------

                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Yacktman Funds, Inc.
Schedules of Investments
March 31, 2005 (Unaudited)

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------
                                               NUMBER
                                             OF SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS                     64.4%

BANKS                              1.4%
U.S. Bancorp                                   150,000             $4,323,000
Washington Mutual, Inc.                         40,000              1,580,000
                                                             ----------------
                                                                    5,903,000
                                                             ----------------

BEVERAGES                          8.3%
Coca-Cola Co.                                  710,000             29,585,700
PepsiCo, Inc.                                   90,000              4,772,700
                                                             ----------------
                                                                   34,358,400
                                                             ----------------

COMMERCIAL SERVICES & SUPPLIES     1.1%
Block H&R, Inc.                                 90,000              4,552,200
                                                             ----------------

DIVERSIFIED FINANCIALS             6.8%
AmeriCredit Corp.*                             730,000             17,111,200
Federal Home Loan Mortgage Corp.               100,000              6,320,000
Federal National Mortgage                       90,000              4,900,500
Association
                                                             ----------------
                                                                   28,331,700
                                                             ----------------

FOOD PRODUCTS                     10.3%
Cadbury Schweppes plc                          180,000              7,326,000
Interstate Bakeries Corp.*                      80,000                472,000
Kraft Foods, Inc.                              560,000             18,508,000
Lancaster Colony Corp.                         390,000             16,594,500
                                                             ----------------
                                                                   42,900,500
                                                             ----------------

HEALTH CARE PROVIDERS & SERVICES   1.4%
Cardinal Health, Inc.                          100,000              5,580,000
                                                             ----------------

HOUSEHOLD PRODUCTS                10.3%
Clorox Co.                                     110,000              6,928,900
Colgate-Palmolive Co.                           75,000              3,912,750
Henkel KGaA                                    265,000             22,524,179
Unilever NV                                    140,000              9,578,800
                                                             ----------------
                                                                   42,944,629
                                                             ----------------

--------------------------------------------------------------------------------

                                              NUMBER
                                             OF SHARES            VALUE
--------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES           2.8%
Tyco International Ltd.                        350,000            $11,830,000
                                                             ----------------

INSURANCE                          1.7%
Marsh & McLennan Cos., Inc.                    103,500              3,148,470
MBIA, Inc.                                      40,000              2,091,200
MGIC Investment Corp.                           30,000              1,850,100
                                                             ----------------
                                                                    7,089,770
                                                             ----------------

IT CONSULTING & SERVICES           2.7%
Electronic Data Systems Corp.                  300,000              6,201,000
First Data Corp.                               130,000              5,110,300
                                                             ----------------
                                                                   11,311,300
                                                             ----------------

MEDIA                              7.9%
Interpublic Group of Cos., Inc.*               480,000              5,894,400
Liberty Media Corp.*                         2,600,000             26,962,000
                                                             ----------------
                                                                   32,856,400
                                                             ----------------

PHARMACEUTICALS                    6.1%
Bristol-Myers Squibb Co.                       380,000              9,674,800
Johnson & Johnson                               70,000              4,701,200
Pfizer, Inc.                                   420,000             11,033,400
                                                             ----------------
                                                                   25,409,400
                                                             ----------------

REAL ESTATE                        1.4%
Trizec Properties, Inc.                        310,000              5,890,000
                                                             ----------------

SOFTWARE                           0.6%
Microsoft Corp.                                100,000              2,417,000
                                                             ----------------

SPECIALTY RETAIL                   0.2%
Friedman's, Inc., Class A*                     465,000                609,150
                                                             ----------------

TOBACCO                            1.4%
Altria Group, Inc.                              90,000              5,885,100
                                                             ----------------

Total Common Stocks
   (cost $190,798,658)                                            267,868,549
                                                             ----------------


THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONT'D.)
MARCH 31, 2005
--------------------------------------------------------------------------------
                                            PRINCIPAL
                                              AMOUNT               VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS                    1.0%

Athena Nuero Financial, LLC.
7.25%, 02/21/08                              5,000,000             $4,252,500

Total Corporate Bonds
       (cost $4,250,000)                                            4,252,500
                                                             ----------------


SHORT-TERM INVESTMENTS            50.5%

COMMERCIAL PAPER                  34.7%

Abbey National
2.68%, 04/06/05                             18,200,000             18,193,226
Chesham Financial
2.75%, 04/01/05                             18,100,000             18,100,000
CitiGroup Global
2.65%, 04/06/05                             18,000,000             17,993,375
GE Capital Corp.,
2.62%, 04/06/05                             18,000,000             17,993,450
Greenwich Funding
2.72%, 04/01/05                             18,100,000             18,100,000
Prudential Funding
2.61%, 04/06/05                             18,000,000             17,993,475
Toyota Motor Corp.,
2.60%, 04/06/05                             18,000,000             17,993,500
UBS Financial
2.73%, 04/01/05                             18,100,000             18,100,000
                                                             ----------------

Total Commercial Paper
       (cost $144,467,026)                                        144,467,026
                                                             ----------------

DEMAND NOTE
(VARIABLE RATE)                    0.1%

U.S. Bancorp, 2.17%                            554,040                554,040
                                                             ----------------

Total Demand Note
       (cost $554,040)                                                554,040
                                                             ----------------

                                                               VALUE
--------------------------------------------------------------------------------
OTHER SHORT-TERM INVESTMENT       15.7%
Securities Lending Investment Account
       (cost $65,206,716)                                         $65,206,716
                                                             ----------------

Total Short-Term Investments
       (cost $210,227,782)                                        210,227,782
                                                             ----------------

Total Investments
       (cost $405,276,440)       115.9%                           482,348,831
                                                             ----------------

Liabilities less Other Assets     -0.2%                              (803,247)

Less Liability for              (15.7)%
Collateral on Securities Loaned                                   (65,206,716)
                                                             ----------------

Net Assets - 100% (equivalent
   to $15.07 per share based
   on 27,624,850 shares outstanding)                             $416,338,868
                                                             ================


* Non-income producing

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------
                                               NUMBER
                                              OF SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS                     73.8%

BEVERAGES                          8.3%
Coca-Cola Co.                                  185,000             $7,708,950
                                                             ----------------

COMMERCIAL SERVICES & SUPPLIES     1.9%
Block H&R, Inc.                                 35,000              1,770,300
                                                             ----------------

DIVERSIFIED FINANCIALS            11.2%
AmeriCredit Corp.*                             280,000              6,563,200
Federal Home Loan Mortgage Corp.                60,000              3,792,000
                                                             ----------------
                                                                   10,355,200
                                                             ----------------

FOOD PRODUCTS                     10.3%
Interstate Bakeries Corp.*                      50,000                295,000
Kraft Foods, Inc.                              150,000              4,957,500
Lancaster Colony Corp.                         100,000              4,255,000
                                                             ----------------
                                                                    9,507,500
                                                             ----------------

HEALTH CARE PROVIDERS &            1.5%
SERVICES
Cardinal Health, Inc.                           25,000              1,395,000
                                                             ----------------

HOUSEHOLD PRODUCTS                13.9%
Clorox Co.                                      30,000              1,889,700
Colgate-Palmolive Co.                           20,000              1,043,400
Henkel KGaA                                     85,000              7,224,737
Unilever NV                                     40,000              2,736,800
                                                             ----------------
                                                                   12,894,637
                                                             ----------------

INDUSTRIAL CONGLOMERATES           3.3%
Tyco International Ltd.                         90,000              3,042,000
                                                             ----------------

INSURANCE                          0.8%
Marsh & McLennan Cos., Inc.                     26,200                797,004
                                                             ----------------

IT CONSULTING & SERVICES           1.8%
Electronic Data Systems Corp.                   80,000              1,653,600
                                                             ----------------

MEDIA                             10.1%
Interpublic Group of Cos., Inc.*               193,100              2,371,268
Liberty Media Corp.*                           670,000              6,947,900
                                                             ----------------
                                                                    9,319,168
                                                             ----------------

PHARMACEUTICALS                    6.7%
Bristol-Myers Squibb Co.                       130,000              3,309,800
Pfizer, Inc.                                   110,000              2,889,700
                                                             ----------------
                                                                    6,199,500
                                                             ----------------

REAL ESTATE                        1.8%
Trizec Properties, Inc.                         90,000              1,710,000
                                                             ----------------

--------------------------------------------------------------------------------
                                              NUMBER
                                             OF SHARES             VALUE
--------------------------------------------------------------------------------


SPECIALTY RETAIL                   0.4%
Friedman's, Inc., Class A*                     260,000               $340,600
                                                             ----------------

TOBACCO                            1.8%
Altria Group., Inc.                             25,000              1,634,750
                                                             ----------------

Total Common Stocks
   (cost $51,603,174)                                              68,328,209
                                                             ----------------

                                           PRINCIPAL
                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS            46.3%

COMMERCIAL PAPER                  25.7%

Abbey National
2.68%, 04/06/05                              4,000,000              3,998,511
Chesham Financial
2.75%, 04/01/05                              3,900,000              3,900,000
CitiGroup Global
2.65%, 04/06/05                              4,000,000              3,998,528
GE Capital Corp.
2.62%, 04/06/05                              4,000,000              3,998,544
Prudential Funding
2.61%, 04/06/05                              4,000,000              3,998,550
UBS Financial
2.73%, 04/01/05                              3,900,000              3,900,000
                                                             ----------------

Total Commercial Paper
     (cost $23,794,133)                                            23,794,133
                                                             ----------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONT'D.)
MARCH 31, 2005
--------------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT               VALUE
--------------------------------------------------------------------------------
DEMAND NOTE
(VARIABLE RATE)                    0.2%

U.S. Bancorp, 2.17%                           $216,621               $216,621
                                                             ----------------

Total Demand Note
     (cost $216,621)                                                  216,621
                                                             ----------------

OTHER SHORT-TERM INVESTMENT       20.4%
Securities Lending Investment Account
     (cost $18,895,384)                                            18,895,384
                                                             ----------------

Total Short-Term Investments
     (cost $42,906,138)                                            42,906,138
                                                             ----------------

Total Investments
     (cost $94,509,312)           120.1%                         111,234,347
                                                             ----------------

Other Assets less Liabilities      0.3%                               232,727

Less Liability for Collateral   (20.4)%
     on Securities Loaned
                                                                  (18,895,384)
                                                             ----------------

Net Assets - 100% (equivalent
to $15.54 per share based on
5,957,606 shares outstanding)                                     $92,571,690
                                                             ================

* Non-income producing

THE YACKTMAN FUNDS, INC.

NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2005

--------------------------------------------------------------------------------

ORGANIZATION
The Yacktman Funds, Inc. (comprised of The Yacktman Fund and The Yacktman Focused Fund, hereafter referred to as the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective. Yacktman Asset Management Co. is the Funds' investment adviser (the "Adviser").

INVESTMENT VALUATION - Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Options written or purchased by the Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the funds determine their net asset value per share.

OPTIONS- Premiums received by the Yacktman Focused Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current value of the options are recorded in unrealized gains and losses. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The fund continues to bear the risk of adverse movements in the price of the underlying security during the period of the option, although any potential loss would be reduced by the amount of option premium received. The Yacktman Focused Fund had no activity in written options for the year ended December 31, 2004.

OTHER - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

SECURITIES LENDING
The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Each Fund has an individual interest of cash collateral contributed, although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income generated from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of March 31, 2005, The Yacktman Fund had on loan securities valued at $62,525,528 and collateral of $62,206,716 and the Yacktman Focused Fund had on loan securities valued at $18,098,569 and collateral of $18,895,384.

The cash collateral received by the Funds was pooled and at March 31, 2005, was pooled and invested in the following:

SECURITY TYPE             SECURITY NAME                         MARKET VALUE
-----------------------------------------------------------------------------
Commercial Paper          Concord Capital                        4,000,000
Commercial Paper          Morgan Stanley                         5,000,000
Commercial Paper          Leafs LLC                              4,000,000
Commercial Paper          Goldman Sachs                          4,000,000
Commercial Paper          Sigma Finance, Inc.                    2,999,400
Commercial Paper          Premium Asset Trust                    6,000,000
Certificate of Deposit    Natexis Banque NY                      4,998,235
Corporate Note            Bayer Land Bank NY                     3,000,000
Corporate Note            Metlife Global FDO                     7,000,000
Money Markets             Merrill Lynch Premier Inst.            1,104,465
Repurchase Agreement      Credit Suisse First Boston            24,000,000
Repurchase Agreement      Lehman Brothers                       18,000,000

SECURITY TYPE            SECURITY NAME                   MATURITY    MATURITY
                                                           RATE        DATE
------------------------------------------------------------------------------
Commercial Paper         Concord Capital                   2.80%     01/11/05
Commercial Paper         Morgan Stanley                    2.95%     03/07/05
Commercial Paper         Leafs LLC                         2.86%     04/20/05
Commercial Paper         Goldman Sachs                     2.96%     04/22/05
Commercial Paper         Sigma Finance, Inc.               2.96%     05/17/05
Commercial Paper         Premium Asset Trust               2.76%     06/01/05
Certificate of Deposit   Natexis Banque NY                 2.96%     07/12/05
Corporate Note           Bayer Land Bank NY                2.84%     11/23/05
Corporate Note           Metlife Global FDO                2.89%     04/28/05
Money Markets            Merrill Lynch Premier Inst.       2.53%     01/03/05
Repurchase Agreement     Credit Suisse First Boston        2.90%     04/01/05
Repurchase Agreement     Lehman Brothers                   3.00%     04/01/05
------------------------------------------------------------------------------

TAX INFORMATION

The following information for the Funds is presented on an income tax basis as of March 31, 2005:

                                       THE YACKTMAN         THE YACKTMAN
                                           FUND             FOCUSED FUND
Cost of investments                     $405,298,244           $94,787,929
                                    ================    ==================
Gross unrealized appreciation            $82,578,329           $18,784,425
Gross unrealized depreciation             (5,527,742)           (2,338,006)
                                    ----------------    ------------------
Net tax unrealized appreciation          $77,050,587           $16,446,419
                                    ================    ==================

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Yacktman Funds, Inc.

By:   /s/ Donald A. Yacktman
    --------------------------------------------
      Donald A. Yacktman
      Principal Executive Officer

Date: May 24, 2005
      ------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Donald A. Yacktman
    ---------------------------------------------
      Donald A. Yacktman
      Principal Executive Officer

Date: May 24, 2005
      -------------------------------------------

By:   /s/ Donald A. Yacktman
    ---------------------------------------------
      Donald A. Yacktman
      Principal Financial Officer

Date: May 24, 2005
      -------------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)